JNL/MELLON CAPITAL 10 x 10 FUND
JNL/Mellon Capital 10 x 10 Fund<br/>(Effective June 24, 2019, the Fund will merge into the JNL/Mellon Index 5 Fund.)<br/>Class A<br/>Class I
Investment Objective.
The investment objective of the Fund is capital appreciation and income .
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees<br/>(fees paid directly from your investment)
Shareholder Fees - JNL/MELLON CAPITAL 10 x 10 FUND - USD ($)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses<br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/MELLON CAPITAL 10 x 10 FUND		Class A		Class I
Management Fee		none		none
Distribution and/or Service (12b-1) Fees		0.30%		none
Other Expenses		0.05%	[1]	0.01%	[2]
Acquired Fund Fees and Expenses	[3]	0.30%		0.30%
Total Annual Fund Operating Expenses		0.65%		0.31%
[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”). “Other Expenses” equaled 0.01% in the last fiscal year, however, pursuant to the Administration Agreement, the Administrative Fee may be up to 0.05%.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - JNL/MELLON CAPITAL 10 x 10 FUND - USD ($)	1 year	3 years	5 years	10 years
Class A	66	208	362	810
Class I	32	100	174	393

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2018 - 12/31/ 2018	7%

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):
  50 % in the JNL/Mellon Capital JNL 5 Fund;
  10% in the JNL/Mellon Capital S&P 500 Index Fund;
  10 % in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
  10 % in the JNL/Mellon Capital Small Cap Index Fund;
  10 % in the JNL/Mellon Capital International Index Fund; and
  10 % in the JNL/Mellon Capital Bond Index Fund.
The JNL/Mellon Capital JNL 5 Fund seeks to achieve its objective by investing in the securities that are identified by a model based on 5 different specialized strategies:
  20% in the Dow 10 Strategy, a dividend yielding strategy;
  20% in the S&P 10 Strategy, a blended valuation-momentum strategy;
  20% in the Global 15 Strategy; a dividend yielding strategy;
  20% in the 25 Strategy, a dividend yielding strategy; and
  20% in the Select Small-Cap Strategy, a small capitalization strategy.
Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The Fund is rebalanced at least once per year, and daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy, although derivatives are not utilized as a primary strategy. Some of the Underlying Funds, particularly the JNL/Mellon Capital JNL 5 Fund and the JNL/Mellon Capital International Index Fund, will hold a significant amount of foreign securities in order to execute their investment strategy.

The investment policies and risks of the Underlying Funds are further described elsewhere in this Prospectus and in the Prospectus of JNL Variable Fund LLC.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:
  Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
  Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
  Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance matching that of the Index.  Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, changes in the composition of the index, and the Fund’s/Underlying Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
  License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
  Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
  Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 60% S&P 500 Index, 10% S&P Midcap 400 Index, 10% S&P SmallCap 600 Index, 10% MSCI EAFE Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.
 Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2009): 18.13%; Worst Quarter (ended 9/30/2011): -16.11%
 Annual Total Returns as of December 31
Class I

Best Quarter (ended 9/30/2018): 3.91%; Worst Quarter (ended 12/31/2018): -13.40%
Average Annual Total Returns as of 12/31/2018
Average Annual Total Returns - JNL/MELLON CAPITAL 10 x 10 FUND	1 year	5 year	10 year	Life of Class	Inception Date
Class A	(8.82%)	4.67%	10.20%
Class A | Dow Jones Aggressive Index (reflects no deduction for fees, expenses, or taxes)	(9.45%)	5.16%	11.63%
Class A | 60% S&P 500 Index, 10% S&P Midcap 400 Index, 10% S&P SmallCap 600 Index, 10% MSCI EAFE Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(5.84%)	6.75%	11.72%
Class A | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%
Class A | S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	(11.08%)	6.03%	13.68%
Class A | S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	(8.48%)	6.34%	13.61%
Class A | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	(13.79%)	0.53%	6.32%
Class A | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	2.52%	3.48%
Class I	(8.45%)			(2.18%)	Sep. 25, 2017
Class I | Dow Jones Aggressive Index (reflects no deduction for fees, expenses, or taxes)	(9.45%)			(2.67%)	Sep. 25, 2017
Class I | 60% S&P 500 Index, 10% S&P Midcap 400 Index, 10% S&P SmallCap 600 Index, 10% MSCI EAFE Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(5.84%)			0.17%	Sep. 25, 2017
Class I | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)			2.12%	Sep. 25, 2017
Class I | S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	(11.08%)			(3.18%)	Sep. 25, 2017
Class I | S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	(8.48%)			(1.29%)	Sep. 25, 2017
Class I | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	(13.79%)			(8.10%)	Sep. 25, 2017
Class I | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%			0.24%	Sep. 25, 2017